Employee Benefit Liabilities (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Employee Benefit Liabilities [Abstract]
Expenses-defined contribution plan	₪ 196	$ 57	₪ 204	₪ 198